Condensed Financial Information of Registrant Prudential plc - Statements of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Operating activities
Interest paid		$ (75)	$ (16)	[1]	$ (11)
Taxes received		(406)	(449)	[1]	(453)
Financing activities
Issues of ordinary share capital		4	(4)	[1]	2,382
Issuance of core structural borrowings	[2]		346	[1]	995
Redemption of core structural borrowings	[2]	(393)	(2,075)	[1]	(1,250)
Investing activities
Disposal of Jackson shares		273	293	[1]	83
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax	[3]	2,272	(519)	[1],[4]	3,018
Prudential plc
Operating activities
Net cash inflow from operating activities before interest and tax		1,527	664		417
Interest paid		(35)	(204)		(328)
Taxes received			(4)		(13)
Equity dividends paid		(533)	(474)		(421)
Net cash (outflow) inflow before operating activities		959	(18)		(345)
Financing activities
Issues of ordinary share capital		4	(4)		2,383
Issuance of core structural borrowings			346		995
Redemption of core structural borrowings		(393)	(2,075)		(1,250)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program		(501)	1		(1)
Dividend income from investment in subsidiary undertakings					215
Movement in share based payment receivable		(4)	(111)
Capitalisation of amount owed by subsidiary			(62)
Non-cash transfer of debt to PFAP		(3,552)
Movement in net amount owed by subsidiary undertakings		3,610	(36)		(374)
Net cash inflow (outflow) from financing activities		(836)	(1,941)		1,968
Investing activities
Disposal of Jackson shares		273	293		83
Investment in subsidiaries		(609)
Capitalisation of intercompany loans		189
Net cash inflow from investing activities		(147)	293		83
Net cash inflow (outflow) for the year		(24)	(1,666)		1,706
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) before tax		1,523	460		2,642
Add back: interest charged to profit or loss		203	207		328
Adjustments for non-cash items:
Gain on transfer of subordinated liabilities and debenture loans		(370)
Non-cash dividends paid					(2,968)
Revaluation of Jackson on distribution in 2021					439
Gain on realisation of Jackson shares					(23)
Foreign currency exchange and other movements		27	8		(6)
Decrease (increase) in debtors			9		(4)
(Increase) decrease in creditors		144	(20)		9
Net cash inflow from operating activities before interest and tax		$ 1,527	$ 664		$ 417

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[2]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[3]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[4]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.